Rule 497(e)
1940 Act File No. 811-09997
1933 Act Registration No. 333-40128

BAIRD FUNDS, INC.

Supplement to Prospectus
and Statement of Additional Information
Dated May 1, 2021
As Supplemented June 23, 2021

Baird Ultra Short Bond Fund
Baird Short-Term Bond Fund
Baird Intermediate Bond Fund
Baird Aggregate Bond Fund
Baird Core Plus Bond Fund

Robert W. Baird & Co. Incorporated (the “Advisor”), the investment adviser to the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund (collectively, the “Funds”), announced that Daniel A. Tranchita will be retiring from the Advisor as of June 30, 2021. Mary Ellen Stanek, Charles B. Groeschell, Warren D. Pierson, M. Sharon deGuzman, Meghan H. Dean, Jeffrey L. Schrom, Jay E. Schwister and Patrick W. Brown will continue to serve as portfolio managers who are jointly responsible for the day-to-day management of the Funds. Accordingly, all references to Mr. Tranchita in the Funds’ Prospectus and Statement of Additional Information are deleted as of June 30, 2021.

Please keep this Prospectus and Statement of Additional Information
Supplement with your records.